Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 486,063	$ 3,568,661
Accounts receivable	112,630	100,032
Prepaid expenses	300,813	376,925
Short-term deposit	68,939
Prepaid mine deposit and acquisition costs (note 6)	2,260,463
Prepaid finance costs	393,640
Total current assets	3,622,548	4,045,618
Non-current assets
Equipment (note 4)	396,894	435,727
Right-of-use assets (note 5)	52,353	158,731
Long-term deposit (note 6)		2,068,939
Mining interests (note 6)	1	1
Total assets	4,071,796	6,709,016
Current liabilities
Accounts payable (notes 6 and 15)	1,312,062	1,440,837
Accrued liabilities (notes 6 and 13)	869,581	214,218
EPA water treatment payable (note 6)	5,110,706	3,136,050
Interest payable (notes 6 and 8)	409,242	162,540
DSU liability (note 12)	1,531,409	1,110,125
Promissory notes payable (note 8)	2,500,000
EPA cost recovery payable (note 6)	11,000,000	8,000,000
Current portion of lease liability (note 9)	62,277	114,783
Total current liabilities	22,795,277	14,178,553
Non-current liabilities
Lease liability (note 9)		61,824
Derivative warrant liability (notes 8 and 10)	15,518,887	24,006,236
Total liabilities	38,314,164	38,246,613
Shareholders’ Deficiency
Preferred shares, $0.000001 par value, 10,000,000 preferred shares authorized; Nil preferred shares issued and outstanding (note 10)
Common shares, $0.000001 par value, 750,000,000 common shares authorized; 164,435,442 and 143,117,068 common shares issued and outstanding, respectively (note 10)	164	143
Additional paid-in-capital (note 10)	38,248,618	34,551,133
Shares to be issued
Deficit accumulated during the exploration stage	(72,491,150)	(66,088,873)
Total shareholders’ deficiency	(34,242,368)	(31,537,597)
Total shareholders’ deficiency and liabilities	$ 4,071,796	$ 6,709,016